SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents			$ 0	$ 0
Unrecognized tax benefits	$ 0		$ 0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0			$ 0
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%
Warrants excluded from calculation of EPS	5,887,500			5,887,500